COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended
	Sep. 30, 2022	Nov. 30, 2022	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase commitments			$ 0
University of Newcastle [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining payable amount			847,021
Amount agreed as per deed of variation with University of Newcastle		$ 847,021
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract amount as per the agreement to purchase printing machine	$ 528,431
Advance payment for printing machine	$ 105,656
Remaining payable amount			$ 422,625